Total
Class A & Y Prospectus | PACE Intermediate Fixed Income Investments
PACE® Intermediate Fixed Income Investments

PACE® Select Advisors Trust

August 1, 2022

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 26, 2021, as supplemented.

Includes:

•  PACE® Mortgage-Backed Securities Fixed Income Investments

• PACE® Intermediate Fixed Income Investments

• PACE® Strategic Fixed Income Investments

• PACE® Municipal Fixed Income Investments

• PACE® Global Fixed Income Investments

• PACE® High Yield Investments

• PACE® International Emerging Markets Equity Investments

• PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE International Emerging Markets Equity Investments. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the funds' manager, the Board of Trustees ("Board") of the Trust recently approved reductions in the contractual management fee rates for such funds, effective as of August 1, 2022.

Second, this supplement updates certain information for PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments. At the recommendation of UBS AM, the Board recently approved lower expense caps for such funds, effective as of August 1, 2022.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE International Emerging Markets Equity Investments

II. PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments

The section captioned "PACE Intermediate Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 9 of the Multi-Class Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A & Y Prospectus - PACE Intermediate Fixed Income Investments		Class A	Class Y
Management fees		0.44%	0.44%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses (includes administration fee of 0.10%)	[1]	0.37%	0.52%
Total annual fund operating expenses		1.06%	0.96%
Management fee waiver/expense reimbursements	[2]	0.20%	0.35%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	0.86%	0.61%
[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2023 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed, prior to August 1, 2022, 0.91% for Class A and 0.66% for Class Y. Effective August 1, 2022, the expense caps are 0.86% for Class A and 0.61% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

The section captioned "PACE Intermediate Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 9 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:

Expense Example - Class A & Y Prospectus - PACE Intermediate Fixed Income Investments - USD ($)	1 year	3 years	5 years	10 years
Class A	459	680	919	1,603
Class Y	62	271	497	1,146

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.